Summary of Significant Accounting Policies - Schedule of Reversal of Expected Credit Losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reversal of Expected Credit Losses [Line Items]
Allowance for expected credit losses for accounts receivable, current	$ 19
Reversal of expected credit losses for amounts due from related parties	(1,068)
Total	$ (1,049)